Adoption of U.S. GAAP - Reconciliation of Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 76,528	$ 8,533
Accounts receivable	1,388	1,196
Prepaid expenses and other current assets	3,198	2,695
Total current assets	81,240	12,424
Property and equipment, net	47,981	32,530
Operating lease right-of-use assets	8,171	2,955	$ 1,403
Deferred income tax assets	0	1,640
Other non-current assets	6,463	369
Total assets	143,855	49,918
Current liabilities
Accounts payable	9,850	6,650
Debt	0	108,473
Warrant liabilities	8,335	143,237
Operating lease liabilities	2,176	985
Contract liabilities	1,941	935
Accrued expenses and other liabilities	6,417	23,435
Total current liabilities	30,072	283,715
Operating lease liabilities	6,063	2,083
Contract liabilities	1,000	1,000
Other non-current liabilities	522	2,552
Total liabilities	37,657	289,350
Redeemable Series X preferred stock	0	21,306	0	$ 0
Stockholders' equity (deficit)
Treasury stock	(8,603)	(170,949)
Additional paid-in capital	337,928	96,471
Accumulated other comprehensive loss	(312)	(86)
Accumulated deficit	(222,815)	(186,174)
Total stockholders’ equity (deficit)	106,198	(260,738)	$ (25,828)	$ (5,449)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	$ 143,855	49,918
IFRS
Current assets
Cash and cash equivalents		8,533
Accounts receivable		1,196
Prepaid expenses and other current assets		2,695
Total current assets		12,424
Property and equipment, net		33,586
Operating lease right-of-use assets		2,663
Deferred income tax assets		1,640
Other non-current assets		369
Total assets		50,682
Current liabilities
Accounts payable		6,650
Debt		246,189
Warrant liabilities		0
Operating lease liabilities		891
Contract liabilities		935
Accrued expenses and other liabilities		23,435
Total current liabilities		278,100
Operating lease liabilities		1,908
Contract liabilities		1,000
Other non-current liabilities		2,552
Total liabilities		283,560
Redeemable Series X preferred stock		0
Stockholders' equity (deficit)
Treasury stock		(170,949)
Additional paid-in capital		235,909
Accumulated other comprehensive loss		(86)
Accumulated deficit		(297,752)
Total stockholders’ equity (deficit)		(232,878)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)		50,682
Adjustments/ Reclassifications
Current assets
Cash and cash equivalents		0
Accounts receivable		0
Prepaid expenses and other current assets		0
Total current assets		0
Property and equipment, net		(1,056)
Operating lease right-of-use assets		292
Deferred income tax assets		0
Other non-current assets		0
Total assets		(764)
Current liabilities
Accounts payable		0
Debt		(137,716)
Warrant liabilities		143,237
Operating lease liabilities		94
Contract liabilities		0
Accrued expenses and other liabilities		0
Total current liabilities		5,615
Operating lease liabilities		175
Contract liabilities		0
Other non-current liabilities		0
Total liabilities		5,790
Redeemable Series X preferred stock		21,306
Stockholders' equity (deficit)
Treasury stock		0
Additional paid-in capital		(139,438)
Accumulated other comprehensive loss		0
Accumulated deficit		111,578
Total stockholders’ equity (deficit)		(27,860)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)		$ (764)